STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($)		3 Months Ended				9 Months Ended	12 Months Ended
	Jul. 27, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash issuance cost	$ 287,874	$ 51,455	$ 10,601	$ 135,741	$ 456,314	$ 1,990,153
Registered Direct Offering
Cash issuance cost							$ 456,314	$ 529,805